Performance Management	Jun. 27, 2025
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance. The bar chart below shows how the Fund’s Institutional Class shares returns vary from year to year for each full calendar year over the lifetime of the Fund. Class A and Class C shares have not begun operations, so no performance information is available. The table below shows how the Fund’s Institutional Class shares’ average annual total returns for 1 year, 5 years and since inception compare with those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling (866) 959-9260.

Bar Chart [Heading]	Year-by-Year Total Return (for periods ended December 31) Institutional Class
Bar Chart Closing [Text Block]

The Fund’s year to date return for the Institutional Class as of March 31, 2025 was (2.36)%.

During the period shown in the bar chart, the highest return for a quarter was 8.99% during the quarter ended December 31, 2023 and the lowest return for a quarter was (10.18)% during the quarter ended December 31, 2018.

Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal income tax rates in effect as of December 31, 2024 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”). After-tax returns are shown only for Institutional Class Shares and after-tax returns for Class A and Class C Shares will vary.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (866) 959-9260.

IPS Strategic Capital Absolute Return Fund
Prospectus [Line Items]
Performance Past Does Not Indicate Future [Text]	This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal income tax rates in effect as of December 31, 2024 and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Class Shares and after-tax returns for Class A and Class C Shares will vary.
Performance Availability Phone [Text]	(866) 959-9260
IPS Strategic Capital Absolute Return Fund | Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year to date return
Bar Chart, Year to Date Return	(2.36%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	8.99%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(10.18%)
Lowest Quarterly Return, Date	Dec. 31, 2018